Investments	12 Months Ended
Dec. 31, 2019
Investments
Investments
Investments
a) Breakdown
The detail, by company, of Investments is as follows:

Million euros
	2019	2018	2017
Associated entities
Merlin Properties, SOCIMI, S.A.	1,511	1,358	1,242
Project Quasar Investment 2017 S.L.	1,351	1,701	—
Metrovacesa, S.A.	1,226	1,255	—
Caceis (Note 3)	1,010	—	—
Zurich Santander Insurance America S.L. - Consolidated	1,009	961	988
Testa Residencial, SOCIMI, S.A.	—	—	651
Allianz Popular, S.L.	409	431	438
Companies Santander Insurance - Consolidated	402	392	358
Other companies	529	511	520
	7,447	6,609	4,197
Joint Ventures entities
WiZink Bank, S.A.	—	—	1,017
Santander Securities Services Latam Holding, S.L. - Consolidated	349	—	—
Unión de Créditos Inmobiliarios, S.A., E.F.C. - Consolidated	206	202	207
Santander Generales Seguros y Reaseguros, S.A. y Santander Vida Seguros y Reaseguros, S.A. (former Aegon Santander Seguros)	170	163	186
Other companies	600	614	577
	1,325	979	1,987

Of the entities included above, at 31 December 2019, the entities Merlin Properties, SOCIMI, S.A, Metrovacesa S.A. and Compañía Española de Viviendas en Alquiler, S.A. are the only listed companies.
b) Changes
The changes in the investments were as followed:

Million euros
	2019	2018*	2017
Balance at beginning of year	7,588	6,150	4,836
Acquisitions (disposals) of companies and capital increases (reductions)	(123)	(1,761)	1,893
Of which:
WiZink Bank, S.A.	—	(1,033)	1,017
Allianz Popular, S.L.	—	—	438
Changes in the consolidation method (Note 3)	1,368	2,967	(582)
Of which:
Caceis	1,010	—	—
Santander Securities Services Latam Holding , S.L. - Consolidated	349	—	—
Project Quasar Investments 2017, S.L.	—	1,701	—
Metrovacesa, S.A.	—	1,255	—
Effect of equity accounting	324	737	704
Dividends paid and reimbursements of share premium	(407)	(404)	(376)
Exchange differences and other changes	22	(101)	(291)
Balance at end of year	8,772	7,588	6,184

*	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January, 2018 (Note 1.d).
c) Impairment losses
In 2019, 2018 and 2017 there was no evidence of material impairment on the Group’s investments.
d) Other information
Following is a summary of the financial information on the associated entities and joint ventures (obtained from the information available at the date of preparation of the financial statements):

Million euros
	2019	2018	2017
Total assets	165,386	74,765	63,093
Total liabilities	(143,987)	(58,153)	(51,242)
Net assets	21,399	16,612	11,851

Investments in Group joint ventures and associates in the net assets of associates	6,729	6,157	4,194
Goodwill	2,043	1,431	1,990
Of which:
Zurich Santander Insurance America S.L. - Consolidated	526	526	526
Caceis	466	—	—
Allianz Popular, S.L.	347	347	347
Santander Securities Services Latam Holding, S.L. - Consolidated	207	—	—
Companies Santander Insurance - Consolidated	205	205	205
WiZink Bank, S.A.	—	—	553
Total Group share	8,772	7,588	6,184
Total income	14,172	12,174	12,536
Total profit	1,375	1,867	1,699
Group’s share of profit	324	737	704

Following is a summary of the financial information for 2019 on the main associates and joint ventures (obtained from the information available at the date of preparation of the financial statements):

Million euros
	Total assets	Total liabilities	Total income	Total profit
Joint Ventures entities	24,284	22,247	2,708	349
Of which:
Unión de Créditos Inmobiliarios, S.A., E.F.C. - Consolidated	13,088	12,683	261	11
Santander Generales Seguros y Reaseguros, S.A. y Santander Vida Seguros y Reaseguros, S.A. (former Aegon Santander Seguros)	817	600	521	65
Santander Securities Services Latam Holding , S.L. - Consolidated	391	99	103	59
Associated entities	141,102	121,740	11,464	1,026
Of which:
Caceis	88,015	84,045	1,632	159
Zurich Santander Insurance America, S.L. - Consolidated	15,865	14,875	5,579	406
Project Quasar Investments 2017, S.L.	9,928	6,712	494	(714)
Allianz Popular, S.L.	2,749	2,593	361	76
Companies Santander Insurance - Consolidated	2,424	2,024	817	84
Total	165,386	143,987	14,172	1,375